Additional Information Required by the Argentine Central Bank - Summary of Balances of the Mutual Funds (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	$ 17,190,472,358	$ 10,134,326,343
Mutual Funds
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	3,483,939,552	2,412,629,138
FIMA Acciones
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	28,374,278	11,874,867
FIMA P.B. Acciones
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	16,307,585	8,042,022
FIMA Renta en pesos
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	81,129,578	59,391,192
FIMA Ahorro pesos
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	59,508,744	88,391,734
FIMA Renta Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	55,316,473	25,860,812
FIMA Premium
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	2,880,465,837	1,940,896,094
FIMA Ahorro Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	99,933,201	161,119,964
FIMA Capital Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	224,333,912	100,252,263
FIMA Abierto PyMES
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	6,797,941	4,477,666
FIMA Mix I
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	18,612,135	8,427,015
FIMA Mix II
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	4,212,316	0
FIMA Renta Fija Internacional
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	4,756,860	3,551,354
FIMA Sustentable ASG
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	3,660,258	0
FIMA Acciones Latinoamericanas Dolares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	$ 530,434	$ 344,155